Distribution Date:	07/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	15	Representations Reviewer
Historical Detail	16		David Rodgers	(212) 230-9025
Delinquency Loan Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
Specially Serviced Loan Detail - Part 1	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766NAW5	1.389000%	34,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766NAX3	2.651000%	4,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766NAY1	2.729000%	46,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766NAZ8	2.367000%	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766NBA2	2.600000%	230,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	61766NBB0	2.860000%	291,364,000.00	61,105,827.43	29,437,057.38	145,635.56	0.00	0.00	29,582,692.94	31,668,770.05	89.30%	30.00%
A-S	61766NBE4	3.175000%	79,671,000.00	79,671,000.00	0.00	210,796.19	0.00	0.00	210,796.19	79,671,000.00	62.38%	21.00%
B	61766NBF1	3.307000%	42,049,000.00	42,049,000.00	0.00	115,880.04	0.00	0.00	115,880.04	42,049,000.00	48.17%	16.25%
C	61766NBG9	4.012857%	40,942,000.00	40,942,000.00	0.00	136,911.99	0.00	0.00	136,911.99	40,942,000.00	34.33%	11.63%
D	61766NAJ4	3.000000%	38,729,000.00	38,729,000.00	0.00	96,822.50	0.00	0.00	96,822.50	38,729,000.00	21.25%	7.25%
E	61766NAL9	3.000000%	24,344,000.00	24,344,000.00	0.00	60,860.00	0.00	0.00	60,860.00	24,344,000.00	13.02%	4.50%
F	61766NAN5	3.000000%	9,959,000.00	9,959,000.00	0.00	5,571.08	0.00	0.00	5,571.08	9,959,000.00	9.65%	3.38%
G*	61766NAQ8	3.000000%	29,876,844.00	28,571,576.96	0.00	0.00	0.00	3,600.00	0.00	28,567,976.96	0.00%	0.00%
V	61766NAT2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766NAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,234,844.02	325,371,404.39	29,437,057.38	772,477.36	0.00	3,600.00	30,209,534.74	295,930,747.01

X-A	61766NBC8	1.152857%	619,664,000.00	61,105,827.43	0.00	58,705.23	0.00	0.00	58,705.23	31,668,770.05
X-B	61766NBD6	0.592846%	162,662,000.00	162,662,000.00	0.00	80,361.23	0.00	0.00	80,361.23	162,662,000.00
X-D	61766NAA3	1.012857%	38,729,000.00	38,729,000.00	0.00	32,689.11	0.00	0.00	32,689.11	38,729,000.00
X-E	61766NAC9	1.012857%	24,344,000.00	24,344,000.00	0.00	20,547.49	0.00	0.00	20,547.49	24,344,000.00
X-F	61766NAE5	1.012857%	9,959,000.00	9,959,000.00	0.00	8,405.87	0.00	0.00	8,405.87	9,959,000.00
X-G	61766NAG0	1.012857%	29,876,844.00	28,571,576.96	0.00	24,115.77	0.00	0.00	24,115.77	28,567,976.96
Notional SubTotal			885,234,844.00	325,371,404.39	0.00	224,824.70	0.00	0.00	224,824.70	295,930,747.01

Deal Distribution Total					29,437,057.38	997,302.06	0.00	3,600.00	30,434,359.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766NAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766NAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766NAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766NAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766NBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	61766NBB0	209.72332694	101.03189612	0.49984061	0.00000000	0.00000000	0.00000000	0.00000000	101.53173673	108.69143082
A-S	61766NBE4	1,000.00000000	0.00000000	2.64583336	0.00000000	0.00000000	0.00000000	0.00000000	2.64583336	1,000.00000000
B	61766NBF1	1,000.00000000	0.00000000	2.75583343	0.00000000	0.00000000	0.00000000	0.00000000	2.75583343	1,000.00000000
C	61766NBG9	1,000.00000000	0.00000000	3.34404743	0.00000000	0.00000000	0.00000000	0.00000000	3.34404743	1,000.00000000
D	61766NAJ4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766NAL9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	61766NAN5	1,000.00000000	0.00000000	0.55940155	1.94059845	8.03378251	0.00000000	0.00000000	0.55940155	1,000.00000000
G	61766NAQ8	956.31174966	0.00000000	0.00000000	2.39077929	81.54870340	0.00000000	0.12049465	0.00000000	956.19125501
V	61766NAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766NAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766NBC8	98.61122710	0.00000000	0.09473720	0.00000000	0.00000000	0.00000000	0.00000000	0.09473720	51.10635772
X-B	61766NBD6	1,000.00000000	0.00000000	0.49403813	0.00000000	0.00000000	0.00000000	0.00000000	0.49403813	1,000.00000000
X-D	61766NAA3	1,000.00000000	0.00000000	0.84404735	0.00000000	0.00000000	0.00000000	0.00000000	0.84404735	1,000.00000000
X-E	61766NAC9	1,000.00000000	0.00000000	0.84404740	0.00000000	0.00000000	0.00000000	0.00000000	0.84404740	1,000.00000000
X-F	61766NAE5	1,000.00000000	0.00000000	0.84404760	0.00000000	0.00000000	0.00000000	0.00000000	0.84404760	1,000.00000000
X-G	61766NAG0	956.31174966	0.00000000	0.80717260	0.00000000	0.00000000	0.00000000	0.00000000	0.80717260	956.19125501

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	06/01/26 - 06/30/26	30	0.00	145,635.56	0.00	145,635.56	0.00	0.00	0.00	145,635.56	0.00
X-A	06/01/26 - 06/30/26	30	0.00	58,705.23	0.00	58,705.23	0.00	0.00	0.00	58,705.23	0.00
X-B	06/01/26 - 06/30/26	30	0.00	80,361.23	0.00	80,361.23	0.00	0.00	0.00	80,361.23	0.00
X-D	06/01/26 - 06/30/26	30	0.00	32,689.11	0.00	32,689.11	0.00	0.00	0.00	32,689.11	0.00
X-E	06/01/26 - 06/30/26	30	0.00	20,547.49	0.00	20,547.49	0.00	0.00	0.00	20,547.49	0.00
X-F	06/01/26 - 06/30/26	30	0.00	8,405.87	0.00	8,405.87	0.00	0.00	0.00	8,405.87	0.00
X-G	06/01/26 - 06/30/26	30	0.00	24,115.77	0.00	24,115.77	0.00	0.00	0.00	24,115.77	0.00
A-S	06/01/26 - 06/30/26	30	0.00	210,796.19	0.00	210,796.19	0.00	0.00	0.00	210,796.19	0.00
B	06/01/26 - 06/30/26	30	0.00	115,880.04	0.00	115,880.04	0.00	0.00	0.00	115,880.04	0.00
C	06/01/26 - 06/30/26	30	0.00	136,911.99	0.00	136,911.99	0.00	0.00	0.00	136,911.99	0.00
D	06/01/26 - 06/30/26	30	0.00	96,822.50	0.00	96,822.50	0.00	0.00	0.00	96,822.50	0.00
E	06/01/26 - 06/30/26	30	0.00	60,860.00	0.00	60,860.00	0.00	0.00	0.00	60,860.00	0.00
F	06/01/26 - 06/30/26	30	60,530.70	24,897.50	0.00	24,897.50	19,326.42	0.00	0.00	5,571.08	80,008.44
G	06/01/26 - 06/30/26	30	2,359,091.22	71,428.94	0.00	71,428.94	71,428.94	0.00	0.00	0.00	2,436,417.89
Totals			2,419,621.92	1,088,057.42	0.00	1,088,057.42	90,755.36	0.00	0.00	997,302.06	2,516,426.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	30,434,359.44
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,092,439.44	Master Servicing Fee	1,474.22
Interest Reductions due to Nonrecoverability Determination	(18,499.90)	Certificate Administrator Fee	1,540.21
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	135.57
ARD Interest	0.00	Operating Advisor Fee	772.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	151.84
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,073,939.54	Total Fees	4,364.17

Principal		Expenses/Reimbursements
Scheduled Principal	15,991,143.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	45,602.23
Principal Prepayments	13,449,513.47	Special Servicing Fees (Monthly)	26,476.09
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	3,600.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	195.00
Total Principal Collected	29,440,657.38	Total Expenses/Reimbursements	75,873.32

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	997,302.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	29,437,057.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	30,434,359.44
Total Funds Collected	30,514,596.92	Total Funds Distributed	30,514,596.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	325,371,404.39	325,371,404.39	Beginning Certificate Balance	325,371,404.39
(-) Scheduled Principal Collections	15,991,143.91	15,991,143.91	(-) Principal Distributions	29,437,057.38
(-) Unscheduled Principal Collections	13,449,513.47	13,449,513.47	(-) Realized Losses	3,600.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	3,600.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	295,930,747.01	295,930,747.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	326,811,057.50	326,811,057.50	Ending Certificate Balance	295,930,747.01
Ending Actual Collateral Balance	297,553,908.69	297,553,908.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,305,267.81	0.00	UC / (OC) Change	0.00
Current Period Advances	3,600.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,308,867.81	0.00	Net WAC Rate	4.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	4	16,518,045.83	5.58%	2	4.7302	1.271387	1.30 or less	6	124,517,058.46	42.08%	0	4.3138	0.690931
5,000,001 to 10,000,000	3	18,361,258.50	6.20%	2	4.2831	1.786132	1.31 to 1.40	1	3,052,469.63	1.03%	2	5.0000	1.398100
10,000,001 to 15,000,000	1	12,543,285.06	4.24%	(6)	5.0700	0.349000	1.41 to 1.50	2	56,940,357.24	19.24%	3	4.0047	1.443473
15,000,001 to 20,000,000	3	56,672,597.28	19.15%	1	3.9114	0.904311	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 25,000,000	1	21,356,138.87	7.22%	1	4.2040	1.168800	1.61 to 1.80	1	70,000,000.00	23.65%	2	3.2920	1.704900
25,000,001 to 50,000,000	1	49,659,346.09	16.78%	1	4.2730	0.904300	1.81 to 2.00	4	36,947,060.13	12.49%	1	3.9492	1.881244
50,000,001 or greater	2	120,820,075.38	40.83%	2	3.5700	1.592803	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
Totals	15	295,930,747.01	100.00%	1	3.9717	1.256153	2.26 to 2.50	1	4,473,801.55	1.51%	2	4.1500	2.323000
							2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	15	295,930,747.01	100.00%	1	3.9717	1.256153
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	4	39,884,618.47	13.48%	(1)	4.4031	0.314022
							Lodging	1	21,356,138.87	7.22%	1	4.2040	1.168800
Delaware	1	49,659,346.09	16.78%	1	4.2730	0.904300
							Mixed Use	2	11,854,429.53	4.01%	2	4.4659	1.722039
Florida	3	60,379,373.98	20.40%	3	4.0056	1.486420
							Office	4	98,949,881.15	33.44%	0	4.1881	0.755783
Georgia	1	3,700,421.63	1.25%	(1)	4.1680	1.292300
							Retail	9	159,296,495.91	53.83%	2	3.7644	1.514046
Illinois	1	4,285,691.16	1.45%	1	5.1800	(0.612400)
							Self Storage	1	4,473,801.55	1.51%	2	4.1500	2.323000
Massachusetts	1	10,247,321.46	3.46%	(1)	4.1680	1.292300
							Totals	17	295,930,747.01	100.00%	1	3.9717	1.256153
Michigan	2	75,734,147.67	25.59%	2	3.3835	1.725305

Ohio	1	4,706,083.49	1.59%	2	4.6970	1.905000

South Carolina	1	5,977,604.19	2.02%	(1)	4.1680	1.292300

Washington, DC	2	41,356,138.87	13.97%	1	3.9192	1.494314

Totals	17	295,930,747.01	100.00%	1	3.9717	1.256153

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	11	271,343,217.67	91.69%	2	3.8777	1.314750	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	2	7,758,553.12	2.62%	2	4.8162	1.705569	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	2	16,828,976.22	5.69%	(4)	5.0980	0.104169	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	295,930,747.01	100.00%	1	3.9717	1.256153	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	15	295,930,747.01	100.00%	1	3.9717	1.256153
								Totals	15	295,930,747.01	100.00%	1	3.9717	1.256153
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	15	295,930,747.01	100.00%	1	3.9717	1.256153	Interest Only	3	106,747,250.00	36.07%	2	3.4573	1.356879
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	12	189,183,497.01	63.93%	1	4.2619	1.199318
	Totals	15	295,930,747.01	100.00%	1	3.9717	1.256153	271 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	15	295,930,747.01	100.00%	1	3.9717	1.256153
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	15	295,930,747.01	100.00%	1	3.9717	1.256153
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	295,930,747.01	100.00%	1	3.9717	1.256153
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	300801500	RT	Ann Arbor	MI	Actual/360	3.292%	192,033.33	0.00	0.00	N/A	09/01/26	--	70,000,000.00	70,000,000.00	07/01/26
4	1647831	RT	Estero	FL	Actual/360	3.953%	167,795.32	117,030.48	0.00	N/A	10/01/26	--	50,937,105.86	50,820,075.38	07/01/26
5	695100688	OF	Wilmington	DE	Actual/360	4.273%	177,152.95	91,072.02	0.00	N/A	08/06/26	--	49,750,418.11	49,659,346.09	06/06/25
11	300801496	LO	Washington	DC	Actual/360	4.204%	75,011.24	55,251.75	0.00	N/A	08/01/26	--	21,411,390.62	21,356,138.87	07/01/26
12	300801503	RT	Various	Various	Actual/360	4.168%	69,389.37	52,398.45	0.00	N/A	06/01/26	--	19,977,745.73	19,925,347.28	05/01/26
14	300801502	OF	Washington	DC	Actual/360	3.615%	60,250.00	0.00	0.00	N/A	08/10/26	--	20,000,000.00	20,000,000.00	05/10/26
18	300801499	OF	Long Beach	CA	Actual/360	3.960%	55,265.92	0.00	0.00	N/A	09/01/26	--	16,747,250.00	16,747,250.00	07/01/26
21	302691163	OF	Los Angeles	CA	Actual/360	5.070%	53,091.13	22,663.97	0.00	N/A	01/06/26	--	12,565,949.03	12,543,285.06	12/06/25
22	306561022	LO	Greensboro	NC	Actual/360	4.800%	41,717.85	10,429,462.29	0.00	N/A	07/01/26	--	10,429,462.29	0.00	07/01/26
24	1647763	LO	East Point	GA	Actual/360	4.330%	36,985.42	10,250,000.00	0.00	N/A	10/01/26	--	10,250,000.00	0.00	07/01/26
26	300801498	MU	Santa Clarita	CA	Actual/360	4.434%	22,699.88	23,123.83	0.00	N/A	09/01/26	--	6,143,405.69	6,120,281.86	07/01/26
30	1647718	RT	The Villages	FL	Actual/360	3.950%	21,459.36	12,470.05	0.00	N/A	09/01/26	--	6,519,299.02	6,506,828.97	07/01/26
34	306561034	MU	Canton	MI	Actual/360	4.500%	21,549.55	12,398.37	0.00	N/A	08/01/26	--	5,746,546.04	5,734,147.67	06/01/26
35	306561035	MF	Tarpon Springs	FL	Actual/360	4.730%	20,283.36	5,145,884.99	0.00	N/A	07/01/26	--	5,145,884.99	0.00	07/01/26
37	695100700	RT	Bellaire	OH	Actual/360	4.697%	18,458.95	9,848.83	0.00	N/A	09/06/26	--	4,715,932.32	4,706,083.49	07/06/26
39	300801497	SS	Los Angeles	CA	Actual/360	4.150%	15,500.66	8,318.40	0.00	N/A	09/01/26	--	4,482,119.95	4,473,801.55	07/01/26
41	306561041	RT	Tinley Park	IL	Actual/360	5.180%	0.00	0.00	0.00	N/A	08/01/26	--	4,285,691.16	4,285,691.16	02/01/19
43	306561043	MF	Ithaca	NY	Actual/360	4.700%	12,555.89	3,205,758.20	0.00	N/A	09/01/26	--	3,205,758.20	0.00	07/01/26
45	1647806	RT	Boynton Beach	FL	Actual/360	5.000%	12,739.36	4,975.75	0.00	N/A	09/01/26	--	3,057,445.38	3,052,469.63	06/01/26
Totals							1,073,939.54	29,440,657.38	0.00				325,371,404.39	295,930,747.01
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	10,308,903.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,754,984.88	4,279,190.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,910,795.00	0.00	--	--	03/11/26	9,074,537.88	298,715.80	235,305.18	3,185,450.68	0.00	0.00
11	2,166,935.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	9,337,847.57	0.00	--	--	--	0.00	0.00	121,574.56	243,406.17	0.00	0.00
14	24,406,138.00	25,660,368.63	01/01/25	09/30/25	--	0.00	0.00	60,057.33	122,381.25	0.00	0.00
18	(80,562.57)	(65,535.17)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	827,187.00	0.00	--	--	04/13/26	3,157,462.21	54,196.96	62,153.00	475,716.80	0.00	0.00
22	2,408,815.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	897,756.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	812,242.05	204,277.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	854,056.45	0.00	--	--	--	0.00	0.00	33,923.98	33,923.98	0.00	0.00
35	1,028,793.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	708,017.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	705,316.29	167,382.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	108,332.00	(18,014.00)	01/01/26	03/31/26	05/11/26	4,285,691.16	386,923.98	0.00	0.00	416,089.08	3,600.00
43	472,841.03	145,604.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	376,578.53	78,617.53	01/01/26	03/31/26	--	0.00	0.00	17,702.37	17,702.37	0.00	0.00
Totals	75,004,978.87	30,451,891.20				16,517,691.25	739,836.74	530,716.41	4,078,581.25	416,089.08	3,600.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	1647763	10,250,000.00	Payoff Prior to Maturity	0.00	0.00
43	306561043	3,199,513.47	Payoff Prior to Maturity	0.00	0.00
Totals		13,449,513.47		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	1	20,000,000.00	0	0.00	2	53,945,037.25	0	0.00	1	4,285,691.16	0	0.00	0	0.00	2	13,449,513.47	3.971692%	3.874021%	1
06/17/26	0	0.00	0	0.00	2	54,036,109.27	0	0.00	1	4,285,691.16	0	0.00	0	0.00	6	53,964,743.10	4.029018%	3.938650%	2
05/15/26	0	0.00	0	0.00	2	54,120,963.97	0	0.00	1	4,285,691.16	0	0.00	0	0.00	5	143,976,189.97	4.095614%	4.026726%	3
04/17/26	0	0.00	0	0.00	2	54,211,411.77	0	0.00	1	4,285,691.16	0	0.00	0	0.00	3	44,438,704.05	4.040770%	3.993113%	4
03/17/26	0	0.00	0	0.00	2	54,295,623.80	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.085931%	4.040465%	5
02/18/26	0	0.00	0	0.00	2	54,397,305.60	0	0.00	1	4,285,691.16	0	0.00	0	0.00	1	4,447,269.30	4.094961%	4.049799%	6
01/16/26	0	0.00	0	0.00	2	54,480,836.14	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	3.949038%	3.912380%	7
12/17/25	0	0.00	0	0.00	2	54,564,060.45	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	3.985362%	3.948839%	8
11/18/25	0	0.00	0	0.00	2	54,652,936.06	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	3.985909%	3.949374%	9
10/20/25	0	0.00	0	0.00	2	54,735,529.45	0	0.00	1	4,285,691.16	0	0.00	0	0.00	1	13,189,229.76	4.003474%	3.967288%	10
09/17/25	0	0.00	1	50,538,105.49	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.023800%	3.987975%	11
08/15/25	1	50,620,072.50	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.024318%	3.988484%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	695100688	06/06/25	12	6	235,305.18	3,185,450.68	87,109.93	50,789,112.42	05/12/25	7
12	300801503	05/01/26	1	5	121,574.56	243,406.17	0.00	20,027,652.08	05/19/26	13
14	300801502	05/10/26	1	1	60,057.33	122,381.25	0.00	20,000,000.00	05/07/26	13
21	302691163	12/06/25	6	5	62,153.00	475,716.80	29,705.68	12,696,436.19	01/14/26	13
34	306561034	06/01/26	0	B	33,923.98	33,923.98	0.00	5,746,546.04
41	306561041	02/01/19	88	6	0.00	0.00	426,592.97	4,506,256.47	05/10/19	7			12/15/22
45	1647806	06/01/26	0	B	17,702.37	17,702.37	0.00	3,057,445.38
Totals					530,716.41	4,078,581.25	543,408.58	116,823,448.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		32,468,632	0	32,468,632		0
0 - 6 Months		263,462,115	189,517,077	69,659,346		4,285,691
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	295,930,747	189,517,077	39,925,347	0	62,202,631	4,285,691
Jun-26	325,371,404	238,791,600	19,977,746	0	62,316,367	4,285,691
May-26	383,464,377	316,756,661	0	0	62,422,025	4,285,691
Apr-26	547,148,320	480,327,675	0	0	62,534,954	4,285,691
Mar-26	592,338,331	525,412,858	0	0	62,639,781	4,285,691
Feb-26	599,581,191	532,528,187	0	0	62,767,313	4,285,691
Jan-26	682,296,955	615,140,007	0	0	62,871,257	4,285,691
Dec-25	704,234,233	649,670,173	0	0	50,278,369	4,285,691
Nov-25	705,097,031	650,444,095	0	0	50,367,245	4,285,691
Oct-25	718,235,379	651,173,936	0	0	62,775,752	4,285,691
Sep-25	732,335,590	677,511,793	0	50,538,105	0	4,285,691
Aug-25	733,192,226	678,286,462	50,620,073	0	0	4,285,691
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	695100688	49,659,346.09	50,789,112.42	47,000,000.00	01/31/26	2,910,795.00	0.90430	12/31/25	08/06/26	241
12	300801503	19,925,347.28	20,027,652.08	223,700,000.00	--	7,932,278.57	1.29230	12/31/25	06/01/26	238
14	300801502	20,000,000.00	20,000,000.00	757,000,000.00	06/13/16	22,723,217.88	1.84190	09/30/25	08/10/26	I/O
21	302691163	12,543,285.06	12,696,436.19	54,300,000.00	08/19/16	827,187.00	0.34900	12/31/25	01/06/26	241
41	306561041	4,285,691.16	4,506,256.47	2,000,000.00	03/30/26	(46,302.00)	(0.61240)	03/31/26	08/01/26	241
Totals		106,413,669.59	108,019,457.16	1,084,000,000.00		34,347,176.45

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	695100688	OF	DE	05/12/25	7

Loan transferred on 5/14/25 for Imminent Default. Collateral consists of an multi-tenant office complex ("Property") located in Wilmington, DE. Property consists of 305K NRSF across three buildings that were constructed between 1987 and 1990.

Loan re mains due for the payment on 7/6/25. Property reported YE2025 NOI of $2.9MM and occupancy of 68%, as of 12/31/25. Notice of Default was sent on 7/22/25. Local counsel has been retained to file for foreclosure and receivership.

Receivership complain t was filed on 10/2/25. Foreclosure was filed on 11/21/25. Receiver (Newmark Group, Inc.) was appointed on 12/23/25. Stipulated foreclosure judgment was entered on 4/13/26. The foreclosure sale was held on 6/9/26,

	and Lender was the winning bidder.

12	300801503	RT	Various	05/19/26	13

Loan recently transferred due to June maturity. Borrower has requested to commence discussions regarding a potential extension and a pre-negotiation letter has been executed. Special Servicer is evaluating collateral performance in order to

	determi ne resolution.

14	300801502	OF	DC	05/07/26	13

The loan is collateralized by International Square which is composed of three interconnected, twelve-story office buildings containing a total of 1,167,866 square feet of net rentable area located at 1825-1875 I Street Northwest & 1850 K Street

Nor th west, Washington DC. It is a conjoined multi-office building with a central food court built in the 1986 and renovated later in 2005. Building amenities include a tenant-only fitness center, rooftop terrace, ground floor retail, lower-level casual di ning concourse, childcare and banking facilities. Additionally, there is an underground parking garage with 613 spaces. A termination notice from the Federal Reserve Board for the various suites expiring in 2029 was received in April

2026. As a res ult, the loan was transferred to special servicing effective 5/7/2026. The loan remains current and is scheduled to mature 8/10/26. Special Servicer has retained counsel and initiated discussions with the Borrower.

21	302691163	OF	CA	01/14/26	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

41	306561041	RT	IL	05/10/19	7

its on a 2.64-acre site, and is in good condition. In September 2024, the leasing assignment was transferred from Metro Commercial to Kirsch Commercial; however, leasing activity remains very slow. The property was listed for sale and included

	in t he November 19, 2025 RealINSIGHT auction but did not trade after the highest bidder failed to execute the PSA. The special servicer will obtain updated BOVs.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	453011388	75,000,000.00	3.61590%	75,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
2	453011388	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
2	453011388	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
7	695100661	35,808,157.36	5.14500%	35,808,157.36	5.14500%	10	05/06/20	05/06/20	06/11/20
19	306561019	14,523,779.03	5.10000%	14,523,779.03	5.10000%	10	08/06/20	08/01/20	09/11/20
40	306561040	0.00	5.20000%	0.00	5.20000%	10	07/01/21	07/01/21	09/13/21
Totals		125,331,936.39		125,331,936.39
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	302691161 01/16/26	15,181,686.94	24,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
20	306561020 11/18/25	12,325,913.53	26,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		27,507,600.47	50,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	302691161	01/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	306561020	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	10,364.67	0.00	0.00	32,275.11	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,826.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,166.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	2,617.91	0.00	0.00	13,327.12	0.00	0.00	0.00	0.00	195.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	18,499.90	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,476.09	0.00	0.00	45,602.23	0.00	18,499.90	0.00	0.00	195.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		90,773.22

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25